SCHEDULE OF LOANS TO CUSTOMERS (Details) $ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Receivables [Abstract]
Margin loans	$ 3,272	$ 25,418		$ 45,421
Less: allowance for expected credit losses	(1,225)	(9,517)	$ (1,409)	(10,944)
Total	$ 2,047	$ 15,901		$ 34,477